Bank Loans and Notes Payables - Summary of Reconciliation of Liabilities Arising From Financing Activities (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) [1]	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)		Dec. 31, 2018 MXN ($)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value		$ 71,360	$ 83,603
Cash flows, Repayments	$ (2,272)	(45,187)	(20,460)	[2]	$ (15,957)
Repayments of borrowings and lease liabilities		(45,760)	(20,952)
Cash flows, Proceeds	$ 3,132	62,297	10,736	[2]	15,426
Non-cash impact , New leases		599	215
Non-cash Impacts, Others		34	(21)
Non-cash Impacts, Foreign Exchange movements		1,005	(1,627)
Non-cash Impacts, Translation Effect		(750)	(594)
Carrying value		88,784	71,360		83,603
Long-term lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Non-cash Impacts, Others			0
Short-term Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value		882	1,382
Cash flows, Repayments		(17,641)	(852)
Cash flows, Proceeds		18,525	503
Non-cash impact , New leases		0	0
Non-cash Impacts, Others		0	0
Non-cash Impacts, Foreign Exchange movements		0	0
Non-cash Impacts, Translation Effect		(121)	(151)
Carrying value		1,645	882		1,382
Short-term Borrowings | Short-term bank loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value		882	1,382
Cash flows, Repayments		(17,641)	(852)
Cash flows, Proceeds		18,525	503
Non-cash impact , New leases		0	0
Non-cash Impacts, Others		0	0
Non-cash Impacts, Foreign Exchange movements		0	0
Non-cash Impacts, Translation Effect		(121)	(151)
Carrying value		1,645	882		1,382
Short-term Borrowings | Short-term notes payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value		0	0
Cash flows, Repayments		0	0
Cash flows, Proceeds		0	0
Non-cash impact , New leases		0	0
Non-cash Impacts, Others		0	0
Non-cash Impacts, Foreign Exchange movements		0	0
Non-cash Impacts, Translation Effect			0
Carrying value		0	0		0
Long-term Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value		69,095	80,423
Cash flows, Repayments		(27,546)	(19,608)
Cash flows, Proceeds		43,772	10,233
Non-cash impact , New leases		0	0
Non-cash Impacts, Others		0	0
Non-cash Impacts, Foreign Exchange movements		1,018	(1,590)
Non-cash Impacts, Translation Effect		(506)	(363)
Carrying value		85,833	69,095		80,423
Long-term Borrowings | Long-term bank loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value		11,576	16,572
Cash flows, Repayments		(896)	(14,926)
Cash flows, Proceeds		293	10,233
Non-cash impact , New leases		0	0
Non-cash Impacts, Others		0	0
Non-cash Impacts, Foreign Exchange movements		0	0
Non-cash Impacts, Translation Effect		(405)	(303)
Carrying value		10,568	11,576		16,572
Long-term Borrowings | Long-term notes payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value		57,519	63,841
Cash flows, Repayments		(26,650)	(4,674)
Cash flows, Proceeds		43,479	0
Non-cash impact , New leases		0	0
Non-cash Impacts, Others		0	0
Non-cash Impacts, Foreign Exchange movements		1,018	(1,589)
Non-cash Impacts, Translation Effect		(101)	(59)
Carrying value		75,265	57,519		63,841
Long-term Borrowings | Long-term lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value		0	10
Cash flows, Repayments			(8)
Cash flows, Proceeds			0
Non-cash impact , New leases			0
Non-cash Impacts, Foreign Exchange movements			(1)
Non-cash Impacts, Translation Effect			(1)
Carrying value			0		10
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value		1,383	1,798
Payments of lease liabilities, classified as financing activities		(573)	(492)
Cash flows, Proceeds		0	0
Non-cash impact , New leases		599	215
Non-cash Impacts, Others		34	(21)
Non-cash Impacts, Foreign Exchange movements		(13)	(37)
Non-cash Impacts, Translation Effect		(123)	(80)
Carrying value		$ 1,306	$ 1,383		$ 1,798

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 at January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 3.18